Financial risk management - Sensitivity analysis for fair value measurements in Level 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	₩ 109,713	₩ 119,777
Unfavorable Changes - Financial Assets	(95,812)	(104,128)
Financial liabilities
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Liabilities	58,104	73,509
Unfavorable Changes - Financial Liabilities	(57,315)	(77,433)
Effects on profit or loss for the period | Financial asset at fair value through profit or loss
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	45,433	57,763
Unfavorable Changes - Financial Assets	(42,214)	(51,803)
Effects on profit or loss for the period | Derivative assets
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	19,994	12,499
Unfavorable Changes - Financial Assets	(20,386)	(11,465)
Effects on profit or loss for the period | Financial liabilities designated at fair value through profit or loss
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Liabilities	30,543	57,121
Unfavorable Changes - Financial Liabilities	(29,790)	(60,525)
Effects on profit or loss for the period | Derivative liabilities
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Liabilities	27,561	16,388
Unfavorable Changes - Financial Liabilities	(27,525)	(16,908)
Securities at fair value through other comprehensive income | Securities at fair value through other comprehensive income
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	44,286	49,515
Unfavorable Changes - Financial Assets	₩ (33,212)	₩ (40,860)